UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Market Value
Consumer Discretionary - 21.2%
Diversified Consumer Services - 4.9%
Graham Holdings Company - Class B	1,000	$599,550
ServiceMaster Global Holdings, Inc. *	10,000	417,500
		1,017,050
Household Durables - 2.4%
Garmin Ltd.	10,000	511,100

Internet & Direct Marketing Retail - 7.6%
Liberty Interactive Corporation QVC Group - Series A *	80,000	1,601,600

Media - 3.2%
Discovery Communications, Inc. - Series A *	5,000	145,450
Liberty Global plc - Series C *	15,000	525,600
		671,050
Multi-Line Retail - 1.8%
Nordstrom, Inc.	8,000	372,560

Specialty Retail - 1.3%
TJX Companies, Inc. (The)	3,500	276,780

Consumer Staples - 3.3%
Beverages - 3.3%
Brown-Forman Corporation - Class B	15,000	692,700

Energy - 8.5%
Energy Equipment & Services - 0.9%
Schlumberger Limited	2,500	195,250

Oil, Gas & Consumable Fuels - 7.6%
Apache Corporation	12,000	616,680
Devon Energy Corporation	7,000	292,040
Noble Energy, Inc.	20,000	686,800
		1,595,520
Financials - 21.3%
Capital Markets - 2.7%
Moody's Corporation	5,000	560,200

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Financials - 21.3% (Continued)
Diversified Financial Services - 6.8%
MasterCard, Inc. - Class A	4,000	$449,880
Texas Pacific Land Trust	3,500	979,125
		1,429,005
Insurance - 11.8%
Berkshire Hathaway, Inc. - Class A *	3	749,550
Unico American Corporation *	180,000	1,719,000
		2,468,550
Industrials - 7.8%
Electrical Equipment - 3.1%
AMETEK, Inc.	12,000	648,960

Machinery - 2.0%
Colfax Corporation *	5,000	196,300
Donaldson Company, Inc.	5,000	227,600
		423,900
Road & Rail - 2.7%
AMERCO	1,500	571,785

Information Technology - 16.0%
Communications Equipment - 6.3%
ARRIS International plc *	50,000	1,322,500

Electronic Equipment, Instruments & Components - 6.8%
Arrow Electronics, Inc. *	7,000	513,870
Avnet, Inc.	20,000	915,200
		1,429,070
IT Services - 2.9%
Cognizant Technology Solutions Corporation - Class A *	10,000	595,200

Materials - 14.2%
Chemicals - 4.6%
Axalta Coating Systems Ltd. *	30,000	966,000

Metals & Mining - 9.6%
Barrick Gold Corporation	20,000	379,800
Goldcorp, Inc.	70,000	1,021,300

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Materials - 14.2% (Continued)
Metals & Mining - 9.6% (Continued)
Pan American Silver Corporation	35,000	$613,200
		2,014,300

Total Common Stocks (Cost $15,940,883)		$19,363,080

OPEN-END FUNDS - 0.1%	Shares	Market Value
Sequoia Fund, Inc. * (Cost $11,397)	81	$13,722

MONEY MARKET FUNDS - 7.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.50% (a)	938,598	$938,598
Federated Treasury Obligations Fund - Institutional Shares, 0.57% (a)	668,129	668,129
Total Money Market Funds (Cost $1,606,727)		$1,606,727

Total Investments at Market Value - 100.1% (Cost $17,559,007)		$20,983,529

Liabilities in Excess of Other Assets - (0.1%)		(17,876)

Net Assets - 100.0%		$20,965,653

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, or if an official close price is not available, at the most recently quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$19,363,080	$-	$-	$19,363,080
Open-End Funds	13,722	-	-	13,722
Money Market Funds	1,606,727	-	-	1,606,727
Total	$20,983,529	$-	$-	$20,983,529

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type. As of March 31, 2017, the Fund did not have any transfers into and out of any Level. There were no Level 2 or 3 securities or derivative instruments held by the Fund as of March 31, 2017. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2017:

Cost of portfolio investments	$17,559,007

Gross unrealized appreciation	$3,726,439
Gross unrealized depreciation	(301,917)

Net unrealized appreciation	$3,424,522

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 90.6%	Shares	Market Value
Consumer Discretionary - 13.4%
Diversified Consumer Services - 2.9%
Graham Holdings Company - Class B	5,000	$2,997,750
ServiceMaster Global Holdings, Inc. *	90,000	3,757,500
		6,755,250
Household Durables - 1.8%
Garmin Ltd.	80,000	4,088,800

Internet & Direct Marketing Retail - 3.0%
Liberty Interactive Corporation QVC Group - Series A *	350,000	7,007,000

Media - 1.3%
Discovery Communications, Inc. - Series A *	100,000	2,909,000

Multi-Line Retail - 2.0%
Nordstrom, Inc.	100,000	4,657,000

Textiles, Apparel & Luxury Goods - 2.4%
VF Corporation	100,000	5,497,000

Consumer Staples - 4.4%
Beverages - 4.4%
Brown-Forman Corporation - Class B	100,000	4,618,000
Coca-Cola European Partners plc	150,000	5,653,500
		10,271,500
Energy - 8.7%
Energy Equipment & Services - 2.6%
Halliburton Company	120,000	5,905,200

Oil, Gas & Consumable Fuels - 6.1%
Noble Energy, Inc.	143,740	4,936,031
Pioneer Natural Resources Company	30,000	5,586,900
Range Resources Corporation	125,000	3,637,500
		14,160,431
Financials - 17.6%
Banks - 1.4%
Fifth Third Bancorp	125,000	3,175,000

Capital Markets - 5.0%
Federated Investors, Inc. - Class B	100,000	2,634,000
Interactive Brokers Group, Inc. - Class A	65,000	2,256,800
Moody's Corporation	60,000	6,722,400
		11,613,200
Consumer Finance - 3.0%
Discover Financial Services	100,000	6,839,000

Diversified Financial Services - 4.2%
Texas Pacific Land Trust	20,000	5,595,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.6% (Continued)	Shares	Market Value
Financials - 17.6% (Continued)
Diversified Financial Services - 4.2% (Continued)
Western Union Company (The)	200,000	$4,070,000
		9,665,000
Insurance - 4.0%
Alleghany Corporation *	10,536	6,476,058
Unico American Corporation * #	282,945	2,702,124
		9,178,182
Health Care - 10.6%
Health Care Equipment & Supplies - 5.2%
Varian Medical Systems, Inc. *	50,000	4,556,500
Zimmer Biomet Holdings, Inc.	60,000	7,326,600
		11,883,100
Health Care Providers & Services - 4.0%
Laboratory Corporation of America Holdings *	65,000	9,325,550

Life Sciences Tools & Services - 1.4%
Waters Corporation *	20,000	3,126,200

Industrials - 18.3%
Aerospace & Defense - 3.3%
HEICO Corporation - Class A	100,000	7,500,000

Electrical Equipment - 3.4%
AMETEK, Inc.	110,000	5,948,800
Eaton Corporation plc	25,000	1,853,750
		7,802,550
Machinery - 4.5%
Colfax Corporation *	75,000	2,944,500
Donaldson Company, Inc.	40,000	1,820,800
Graco, Inc.	60,000	5,648,400
		10,413,700
Road & Rail - 3.3%
AMERCO	20,000	7,623,800

Trading Companies & Distributors - 3.8%
MSC Industrial Direct Company, Inc. - Class A	40,000	4,110,400
W.W. Grainger, Inc.	20,000	4,655,200
		8,765,600
Information Technology - 15.5%
Communications Equipment - 3.0%
ARRIS International plc *	260,000	6,877,000

Electronic Equipment, Instruments & Components - 5.2%
Arrow Electronics, Inc. *	75,000	5,505,750
Avnet, Inc.	140,000	6,406,400
		11,912,150
Internet Software & Services - 0.9%
Equinix, Inc.	4,948	1,981,031

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.6% (Continued)	Shares	Market Value
Information Technology - 15.5% (Continued)
IT Services - 4.5%
Cognizant Technology Solutions Corporation - Class A *	75,000	$4,464,000
InterXion Holding N.V. *	150,000	5,934,000
		10,398,000
Software - 0.9%
ANSYS, Inc. *	20,000	2,137,400

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Company	100,000	2,370,000

Materials - 2.1%
Chemicals - 2.1%
Axalta Coating Systems Ltd. *	150,000	4,830,000

Total Common Stocks (Cost $166,067,775)		$208,667,644

WARRANTS - 0.5%	Shares	Market Value
Financials - 0.5%
Banks - 0.5%
PNC Financial Services Group, Inc. (The), expires 12/31/18 * (Cost $381,599)	20,000	$1,060,200

MONEY MARKET FUNDS - 9.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.50% (a)	10,905,840	$10,905,840
Federated Treasury Obligations Fund - Institutional Shares, 0.57% (a)	10,096,657	10,096,657
Total Money Market Funds (Cost $21,002,497)		$21,002,497

Total Investments at Market Value - 100.2% (Cost $187,451,871)		$230,730,341

Liabilities in Excess of Other Assets - (0.2%)		(463,348)

Net Assets - 100.0%		$230,266,993

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Market Value
Consumer Discretionary - 19.5%
Internet & Direct Marketing Retail - 1.6%
Priceline Group, Inc. (The) *	3,500	$6,229,895

Leisure Products - 0.6%
Polaris Industries, Inc.	25,000	2,095,000

Media - 4.6%
Omnicom Group, Inc.	105,000	9,052,050
Scripps Networks Interactive, Inc. - Class A	110,000	8,620,700
		17,672,750
Specialty Retail - 10.1%
AutoNation, Inc. *	80,000	3,383,200
Lowe's Companies, Inc.	165,000	13,564,650
Ross Stores, Inc.	113,000	7,443,310
TJX Companies, Inc. (The)	95,000	7,512,600
Tractor Supply Company	100,000	6,897,000
		38,800,760
Textiles, Apparel & Luxury Goods - 2.6%
VF Corporation	185,000	10,169,450

Consumer Staples - 1.0%
Beverages - 1.0%
Brown-Forman Corporation - Class B	80,000	3,694,400

Energy - 0.8%
Energy Equipment & Services - 0.8%
Schlumberger Limited	40,000	3,124,000

Financials - 7.1%
Capital Markets - 3.8%
Moody's Corporation	130,000	14,565,200

Diversified Financial Services - 3.3%
MasterCard, Inc. - Class A	115,000	12,934,050

Health Care - 18.3%
Biotechnology - 3.2%
Amgen, Inc.	75,000	12,305,250

Health Care Equipment & Supplies - 8.7%
Medtronic plc	145,000	11,681,200
Varian Medical Systems, Inc. *	107,000	9,750,910
Zimmer Biomet Holdings, Inc.	100,000	12,211,000
		33,643,110
Health Care Providers & Services - 3.4%
Laboratory Corporation of America Holdings *	90,000	12,912,300

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Market Value
Health Care - 18.3% (Continued)
Health Care Technology - 3.0%
Cerner Corporation *	195,000	$11,475,750

Industrials - 30.7%
Air Freight & Logistics - 5.4%
Expeditors International of Washington, Inc.	185,000	10,450,650
United Parcel Service, Inc. - Class B	95,000	10,193,500
		20,644,150
Commercial Services & Supplies - 4.1%
Copart, Inc. *	225,000	13,934,250
Rollins, Inc.	50,000	1,856,500
		15,790,750
Electrical Equipment - 6.4%
AMETEK, Inc.	242,600	13,119,808
Rockwell Automation, Inc.	75,000	11,678,250
		24,798,058
Industrial Conglomerates - 1.6%
Roper Technologies, Inc.	30,000	6,194,700

Machinery - 9.7%
Colfax Corporation *	270,000	10,600,200
Donaldson Company, Inc.	225,000	10,242,000
Fortive Corporation	50,750	3,056,165
Graco, Inc.	145,000	13,650,300
		37,548,665
Trading Companies & Distributors - 3.5%
MSC Industrial Direct Company, Inc. - Class A	130,000	13,358,800

Information Technology - 10.6%
Internet Software & Services - 1.0%
Equinix, Inc.	10,000	4,003,700

IT Services - 7.6%
Accenture plc - Class A	80,000	9,590,400
Cognizant Technology Solutions Corporation - Class A *	220,000	13,094,400
Visa, Inc. - Class A	75,000	6,665,250
		29,350,050
Software - 2.0%
ANSYS, Inc. *	70,000	7,480,900

Materials - 3.3%
Chemicals - 3.3%
Ecolab, Inc.	30,000	3,760,200
Praxair, Inc.	75,000	8,895,000
		12,655,200

Total Common Stocks (Cost $253,254,115)		$351,446,888

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.50% (a)	18,292,865	$18,292,865
Federated Treasury Obligations Fund - Institutional Shares, 0.57% (a)	15,795,321	15,795,321
Total Money Market Funds (Cost $34,088,186)		$34,088,186

Total Investments at Market Value - 100.2% (Cost $287,342,301)		$385,535,074

Liabilities in Excess of Other Assets - (0.2%)		(742,567)

Net Assets - 100.0%		$384,792,507

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Market Value
Consumer Discretionary - 18.5%
Leisure Products - 1.0%
Polaris Industries, Inc.	105,000	$8,799,000

Media - 2.9%
Omnicom Group, Inc.	300,000	25,863,000

Specialty Retail - 11.4%
Lowe's Companies, Inc.	350,000	28,773,500
TJX Companies, Inc. (The)	275,000	21,747,000
Tractor Supply Company	385,000	26,553,450
Williams-Sonoma, Inc.	485,000	26,005,700
		103,079,650
Textiles, Apparel & Luxury Goods - 3.2%
VF Corporation	525,000	28,859,250

Consumer Staples - 7.4%
Beverages - 4.2%
Brown-Forman Corporation - Class B	250,000	11,545,000
Diageo plc - ADR	230,000	26,583,400
		38,128,400
Food Products - 3.2%
Kraft Heinz Company (The)	200,000	18,162,000
Mondelēz International, Inc. - Class A	250,000	10,770,000
		28,932,000
Energy - 5.8%
Energy Equipment & Services - 3.8%
Halliburton Company	225,000	11,072,250
Schlumberger Limited	300,000	23,430,000
		34,502,250
Oil, Gas & Consumable Fuels - 2.0%
Exxon Mobil Corporation	220,000	18,042,200

Financials - 18.7%
Banks - 9.3%
BB&T Corporation	425,000	18,997,500
Fifth Third Bancorp	850,000	21,590,000
PNC Financial Services Group, Inc. (The)	170,000	20,440,800
U.S. Bancorp	450,000	23,175,000
		84,203,300
Capital Markets - 5.9%
Bank of New York Mellon Corporation (The)	525,000	24,795,750
Moody's Corporation	250,000	28,010,000
		52,805,750
Consumer Finance - 1.0%
Discover Financial Services	125,000	8,548,750

Insurance - 2.5%
Chubb Limited	165,000	22,481,250

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Market Value
Health Care - 9.6%
Biotechnology - 3.1%
Amgen, Inc.	170,000	$27,891,900

Health Care Equipment & Supplies - 6.5%
Medtronic plc	350,000	28,196,000
Zimmer Biomet Holdings, Inc.	245,000	29,916,950
		58,112,950
Industrials - 23.8%
Air Freight & Logistics - 3.1%
United Parcel Service, Inc. - Class B	260,000	27,898,000

Building Products - 2.9%
Johnson Controls International plc	624,999	26,324,958

Electrical Equipment - 1.9%
Emerson Electric Company	280,000	16,760,800

Industrial Conglomerates - 3.2%
3M Company	150,000	28,699,500

Machinery - 8.8%
Donaldson Company, Inc.	500,000	22,760,000
Dover Corporation	210,000	16,873,500
Graco, Inc.	200,000	18,828,000
Illinois Tool Works, Inc.	160,000	21,195,200
		79,656,700
Road & Rail - 0.9%
Norfolk Southern Corporation	75,000	8,397,750

Trading Companies & Distributors - 3.0%
W.W. Grainger, Inc.	115,000	26,767,400

Information Technology - 4.4%
Communications Equipment - 3.2%
Cisco Systems, Inc.	850,000	28,730,000

Semiconductors & Semiconductor Equipment - 1.2%
Microchip Technology, Inc.	150,000	11,067,000

Materials - 4.0%
Chemicals - 4.0%
Praxair, Inc.	200,000	23,720,000
RPM International, Inc.	225,000	12,381,750
		36,101,750

Total Common Stocks (Cost $699,967,053)		$830,653,508

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.50% (a)	42,893,130	$42,893,130
Federated Treasury Obligations Fund - Institutional Shares, 0.57% (a)	30,540,991	30,540,991
Total Money Market Funds (Cost $73,434,121)		$73,434,121

Total Investments at Market Value - 100.4% (Cost $773,401,174)		$904,087,629

Liabilities in Excess of Other Assets - (0.4%)		(3,187,648)

Net Assets - 100.0%		$900,899,981

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Market Value
Consumer Discretionary - 10.4%
Auto Components - 2.5%
Bridgestone Corporation - ADR	61,000	$1,236,775

Automobiles - 2.3%
Toyota Motor Corporation - ADR	10,600	1,151,372

Media - 2.3%
WPP plc - ADR	10,500	1,148,700

Specialty Retail - 3.3%
Lowe's Companies, Inc.	20,000	1,644,200

Consumer Staples - 14.3%
Beverages - 9.5%
Coca-Cola European Partners plc	48,500	1,827,965
Diageo plc - ADR	14,000	1,618,120
Heineken N.V. - ADR	30,000	1,273,500
		4,719,585
Food Products - 4.8%
Mondelēz International, Inc. - Class A	30,000	1,292,400
Nestlé S.A. - ADR	14,500	1,115,050
		2,407,450
Energy - 8.4%
Energy Equipment & Services - 4.2%
Halliburton Company	25,000	1,230,250
Schlumberger Limited	11,000	859,100
		2,089,350
Oil, Gas & Consumable Fuels - 4.2%
Exxon Mobil Corporation	7,700	631,477
Pioneer Natural Resources Company	5,400	1,005,642
Royal Dutch Shell plc - Class B - ADR	8,000	446,640
		2,083,759
Financials - 18.3%
Banks - 3.4%
Citigroup, Inc.	28,000	1,674,960

Capital Markets - 3.5%
Bank of New York Mellon Corporation (The)	21,000	991,830
Brookfield Asset Management, Inc. - Class A	21,000	765,660
		1,757,490
Consumer Finance - 1.7%
Discover Financial Services	12,300	841,197

Diversified Financial Services - 2.8%
MasterCard, Inc. - Class A	6,500	731,055
Western Union Company (The)	33,500	681,725
		1,412,780
Insurance - 6.9%
AXA S.A. - ADR	70,000	1,799,700

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Market Value
Financials - 18.3% (Continued)
Insurance - 6.9% (Continued)
Chubb Limited	12,000	$1,635,000
		3,434,700
Health Care - 13.3%
Biotechnology – 5.5%
Amgen, Inc.	5,000	820,350
Shire plc - ADR	11,000	1,916,530
		2,736,880
Health Care Equipment & Supplies - 7.8%
Medtronic plc	21,619	1,741,626
Zimmer Biomet Holdings, Inc.	17,700	2,161,347
		3,902,973
Industrials - 12.8%
Electrical Equipment - 4.8%
AMETEK, Inc.	18,500	1,000,480
Eaton Corporation plc	18,700	1,386,605
		2,387,085
Industrial Conglomerates - 5.3%
Koninklijke Philips N.V.	42,008	1,348,877
Siemens AG - ADR	19,000	1,301,500
		2,650,377
Road & Rail - 2.7%
Canadian National Railway Company	18,000	1,330,740

Information Technology - 11.7%
Electronic Equipment, Instruments & Components - 3.6%
TE Connectivity Ltd.	24,000	1,789,200

Internet Software & Services - 1.6%
Equinix, Inc.	2,000	800,740

IT Services - 3.7%
Accenture plc - Class A	9,100	1,090,908
InterXion Holding N.V. *	19,000	751,640
		1,842,548
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	42,500	1,395,700

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
FirstService Corporation	10,000	603,000

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Market Value
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. *	17,000	$972,740

Total Common Stocks (Cost $38,805,582)		$46,014,301

MONEY MARKET FUNDS - 7.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.50% (a)	2,342,538	$2,342,538
Federated Treasury Obligations Fund - Institutional Shares, 0.57% (a)	1,308,099	1,308,099
Total Money Market Funds (Cost $3,650,637)		$3,650,637

Total Investments at Market Value - 99.7% (Cost $42,456,219)		$49,664,938

Other Assets in Excess of Liabilities - 0.3%		132,671

Net Assets - 100.0%		$49,797,609

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2017 (Unaudited)

Country	Value	% of Net Assets
United States	$23,347,832	46.9%
United Kingdom	6,957,955	14.0%
Netherlands	3,374,017	6.8%
Switzerland	2,750,050	5.5%
Canada	2,699,400	5.4%
Japan	2,388,147	4.8%
France	1,799,700	3.6%
Taiwan	1,395,700	2.8%
Germany	1,301,500	2.6%
	$46,014,301	92.4%

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 40.5%	Par Value	Market Value
U.S. Treasury Bonds - 2.2%
8.125%, due 05/15/21	$2,000,000	$2,499,454
8.000%, due 11/15/21	2,500,000	3,173,535
		5,672,989
U.S. Treasury Inflation-Protected Notes - 2.1%
2.625%, due 07/15/17	1,171,470	1,188,356
0.125%, due 04/15/18	2,100,660	2,118,329
1.125%, due 01/15/21	2,219,800	2,337,205
		5,643,890
U.S. Treasury Notes - 36.2%
0.875%, due 04/30/17	2,500,000	2,500,395
4.500%, due 05/15/17	3,000,000	3,013,281
2.375%, due 07/31/17	3,000,000	3,015,231
0.625%, due 09/30/17	2,500,000	2,496,485
0.750%, due 10/31/17	3,000,000	2,996,484
0.875%, due 11/15/17	3,000,000	2,998,593
0.750%, due 12/31/17	2,000,000	1,995,938
0.875%, due 01/15/18	3,000,000	2,996,367
3.500%, due 02/15/18	5,000,000	5,104,690
3.875%, due 05/15/18	5,000,000	5,153,905
1.125%, due 06/15/18	3,000,000	2,999,649
1.375%, due 07/31/18	2,000,000	2,005,782
1.250%, due 10/31/18	3,000,000	3,002,343
1.500%, due 01/31/19	3,000,000	3,013,944
1.500%, due 02/28/19	3,000,000	3,014,064
1.625%, due 04/30/19	3,000,000	3,020,742
1.000%, due 11/15/19	3,000,000	2,966,952
1.500%, due 11/30/19	3,000,000	3,005,040
1.250%, due 01/31/20	3,000,000	2,980,665
1.375%, due 02/29/20	2,000,000	1,992,422
3.500%, due 05/15/20	3,000,000	3,176,718
1.625%, due 06/30/20	3,000,000	3,002,460
2.625%, due 11/15/20	3,000,000	3,097,851
2.375%, due 12/31/20	2,000,000	2,047,110
2.250%, due 03/31/21	4,000,000	4,070,936
1.375%, due 04/30/21	3,000,000	2,949,609
2.125%, due 09/30/21	3,000,000	3,030,936
1.500%, due 01/31/22	3,000,000	2,940,936
1.750%, due 03/31/22	2,000,000	1,981,406
2.000%, due 07/31/22	3,000,000	2,999,181
1.750%, due 09/30/22	4,000,000	3,939,532
2.500%, due 08/15/23	3,000,000	3,060,702
		96,570,349

Total U.S. Treasury Obligations (Cost $108,174,985)		$107,887,228

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6%	Par Value	Market Value
Consumer Discretionary - 6.0%
Lowe's Companies, Inc., 3.120%, due 04/15/22	$3,000,000	$3,095,523
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,068,598
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,003,819
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,345,008
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,328,393
VF Corporation, 3.500%, due 09/01/21	3,000,000	3,124,905
		15,966,246
Consumer Staples - 11.4%
Coca-Cola Company (The), 1.650%, due 11/01/18	1,500,000	1,506,903
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,091,766
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,039,081
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,193,410
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	823,392
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,045,486
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,803,958
Hormel Foods Corporation, 4.125%, due 04/15/21	2,564,000	2,736,516
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,078,294
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,145,946
Kimberly-Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,497,013
Kimberly-Clark Corporation, 2.400%, due 03/01/22	2,311,000	2,292,965
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,642,305
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,597,468
		30,494,503
Energy - 4.0%
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,743,413
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,000,364
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,678,389
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	3,000,829
Occidental Petroleum Corporation, 2.700%, due 02/15/23	2,350,000	2,322,343
		10,745,338
Financials - 2.5%
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,006,555
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	2,014,456
MasterCard, Inc., 3.375%, due 04/01/24	2,300,000	2,378,370
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,182,372
		6,581,753
Health Care - 2.1%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,218,628
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,060,053
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,449,475
		5,728,156
Industrials - 7.9%
3M Company, 1.000%, due 06/26/17	2,000,000	2,000,004
3M Company, 2.000%, due 06/26/22	1,073,000	1,058,138
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,689,201
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,266,321
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	2,014,024
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,090,758
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,985,606
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	920,930

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6% (Continued)	Par Value	Market Value
Industrials - 7.9% (Continued)
Norfolk Southern Corporation, 5.900%, due 06/15/19	$441,000	$478,152
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,298,642
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,023,294
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,548,627
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,602,885
		20,976,582
Information Technology - 2.8%
CA, Inc., 5.375%, due 12/01/19	1,000,000	1,080,420
CA, Inc., 4.500%, due 08/15/23	2,000,000	2,086,400
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	649,161
National Semiconductor Corporation, 6.600%, due 06/15/17	1,605,000	1,622,081
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,996,406
		7,434,468
Materials - 1.0%
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	2,011,694
Praxair, Inc., 4.050%, due 03/15/21	500,000	530,561
		2,542,255
Utilities - 0.9%
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	874,183
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,581,032
		2,455,215

Total Corporate Bonds (Cost $102,780,956)		$102,924,516

COMMON STOCKS - 16.9%	Shares	Market Value
Consumer Discretionary - 3.7%
Media - 1.0%
Omnicom Group, Inc.	30,000	$2,586,300

Specialty Retail - 1.4%
Williams-Sonoma, Inc.	70,000	3,753,400

Textiles, Apparel & Luxury Goods - 1.3%
VF Corporation	65,000	3,573,050

Consumer Staples - 1.1%
Beverages - 1.1%
Diageo plc - ADR	25,000	2,889,500

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Exxon Mobil Corporation	30,000	2,460,300
Royal Dutch Shell plc - Class B - ADR	55,000	3,070,650
		5,530,950
Financials - 2.1%
Banks - 1.3%
Fifth Third Bancorp	90,000	2,286,000
PNC Financial Services Group, Inc. (The)	10,000	1,202,400
		3,488,400

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 16.9% (Continued)	Shares	Market Value
Financials - 2.1% (Continued)
Insurance - 0.8%
Chubb Limited	15,000	$2,043,750

Health Care - 1.1%
Biotechnology - 1.1%
Amgen, Inc.	19,000	3,117,330

Industrials - 3.6%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. - Class B	30,000	3,219,000

Electrical Equipment - 0.5%
Emerson Electric Company	25,000	1,496,500

Industrial Conglomerates - 0.8%
3M Company	11,000	2,104,630

Trading Companies & Distributors - 1.1%
Fastenal Company	55,000	2,832,500

Information Technology - 2.1%
Communications Equipment - 1.0%
Cisco Systems, Inc.	80,000	2,704,000

Semiconductors & Semiconductor Equipment - 1.1%
Texas Instruments, Inc.	35,000	2,819,600

Materials - 1.1%
Chemicals - 1.1%
Praxair, Inc.	25,000	2,965,000

Total Common Stocks (Cost $38,704,796)		$45,123,910

MONEY MARKET FUNDS - 3.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.50% (a) (Cost $8,992,181)	8,992,181	$8,992,181

Total Investments at Market Value - 99.4% (Cost $258,652,918)		$264,927,835

Other Assets in Excess of Liabilities - 0.6%		1,668,679

Net Assets - 100.0%		$266,596,514

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$208,667,644	$-	$-	$208,667,644
Warrants	1,060,200	-	-	1,060,200
Money Market Funds	21,002,497	-	-	21,002,497
Total	$230,730,341	$-	$-	$230,730,341

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$351,446,888	$-	$-	$351,446,888
Money Market Funds	34,088,186	-	-	34,088,186
Total	$385,535,074	$-	$-	$385,535,074

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$830,653,508	$-	$-	$830,653,508
Money Market Funds	73,434,121	-	-	73,434,121
Total	$904,087,629	$-	$-	$904,087,629

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$46,014,301	$-	$-	$46,014,301
Money Market Funds	3,650,637	-	-	3,650,637
Total	$49,664,938	$-	$-	$49,664,938

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$107,887,228	$-	$107,887,228
Corporate Bonds	-	102,924,516	-	102,924,516
Common Stocks	45,123,910	-	-	45,123,910
Money Market Funds	8,992,181	-	-	8,992,181
Total	$54,116,091	$210,811,744	$-	$264,927,835

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of March 31, 2017, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2017. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2017:

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund

Cost of portfolio investments	$187,500,498	$287,400,493	$773,401,222	$42,456,219	$258,652,918

Gross unrealized appreciation	$45,720,063	$101,144,362	$142,940,352	$7,556,132	$7,525,345
Gross unrealized depreciation	(2,490,220)	(3,009,781)	(12,253,945)	(347,413)	(1,250,428)

Net unrealized appreciation	$43,229,843	$98,134,581	$130,686,407	$7,208,719	$6,274,917

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of March 31, 2017, the Ave Maria Catholic Values Fund owns 5.33% of the outstanding voting shares of Unico American Corporation. Further information on this holding during the period ended March 31, 2017 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2016 To March 31, 2017
Shares at beginning of period	282,945
Shares at end of period	282,945
Market value at beginning of period	$3,041,659
Change in unrealized appreciation (depreciation)	(339,535)
Market value at end of period	$2,702,124
Net realized gains (losses) during the period	$-
Dividend income earned during the period	$-

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2017, the Ave Maria Growth Fund had 30.7% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 24, 2017

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	May 24, 2017

*	Print the name and title of each signing officer under his or her signature.